Taxation - Schedule of Valuation Allowance For Deferred Tax Assets (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Balance at beginning of the year	¥ 143,431	¥ 94,637	¥ 21,899
Additions	42,252	61,069	89,002
Reversals/write-off	(14,447)	(12,275)	(16,264)
Balance at end of the year	¥ 171,236	¥ 143,431	¥ 94,637